ORGANIZATION AND BACKGROUND	Apr. 24, 2026
ORGANIZATION AND BACKGROUND
ORGANIZATION AND BACKGROUND

1.ORGANIZATION AND BACKGROUND

Rome Wildlife, Inc. (the “Company”) was incorporated in Delaware on April 24, 2026, as a direct wholly owned subsidiary of The Real Brokerage Inc. (“Real”). In connection with the Company’s formation, three additional wholly owned subsidiaries of the Company, organized in both the United States and Canada, were established. The Company and its subsidiaries formed solely to facilitate a series of transactions in connection with merger agreement dated April 26, 2026, between Real and RE/MAX Holdings, Inc. (“RE/MAX”), pursuant to which Real and RE/MAX will be combined under a newly formed holding company structure (the “Contemplated Transactions”).

Upon completion of the transaction, Real and RE/MAX are expected to become wholly owned subsidiaries of the Company. Until the closing of the transaction, the Company and its subsidiaries will not conduct any activities other than those incidental to their formation and the implementation of the transaction.